REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue	$ 100,220	$ 665,623
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue	26,873	$ 48,165
Receivables	$ 26,873		$ 45,420